Time Deposit Maturities (Tables)	12 Months Ended
Dec. 31, 2017
Maturities of Time Deposits [Abstract]
Schedule of Time Deposits Included in Interest-Bearing Deposits

(Dollars in thousands)
2018	$2,001,083
2019	612,010
2020	155,788
2021	131,580
2022	406,963
2023 and after	15,497
Total	$3,322,921